Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings	12 Months Ended
	Dec. 31, 2023
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Dormitory	[1]
Gross area (m2)	8,573	[1]
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC One [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Factory	[1]
Gross area (m2)	22,292	[1]
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC [Member]
Property, Plant and Equipment (Details) - Schedule of Plant and Building Include Buildings [Line Items]
Description	Office
Gross area (m2)	242

[1]	These two buildings were disposed along with the menswear business in 2022.